Leases - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Option to extend	true
Maximum Lease extension term	1 year
Right-of-use assets obtained in exchange for operating lease liabilities	$ 970,279	$ 144,978